Maintenance rights and lease premium, net	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Maintenance rights and lease premium, net	Maintenance rights and lease premium, net
Maintenance rights and lease premium, net consisted of the following as of June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Maintenance rights	$1,870,381	$2,099,513
Lease premium, net	540,799	630,449
	$2,411,180	$2,729,962
Movements in maintenance rights during the six months ended June 30, 2024 and 2023 were as follows:

	Six Months Ended June 30,
	2024	2023
Maintenance rights at beginning of period	$2,099,513	$2,540,286
EOL and MR contract maintenance rights expense	(51,841)	(140,686)
MR contract maintenance rights write-off due to maintenance liability release	(34,988)	(16,594)
EOL contract maintenance rights write-off due to cash receipt	(97,289)	(57,541)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(45,016)	(70,505)
Maintenance rights at end of period	$1,870,379	$2,254,960

The following tables present details of lease premium assets and related accumulated amortization as of June 30, 2024 and December 31, 2023:

	June 30, 2024
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$975,245	$(434,446)	$540,799

	December 31, 2023
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$1,002,293	$(371,844)	$630,449
Lease premium assets that are fully amortized are removed from the gross carrying amount and accumulated amortization columns in the tables above.
During the three months ended June 30, 2024 and 2023, we recorded amortization expense for lease premium assets of $41 million and $44 million, respectively. During the six months ended June 30, 2024 and 2023, we recorded amortization for lease premium assets of $83 million and $90 million, respectively.
Other intangibles, net
Other intangibles, net consisted of the following as of June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Customer relationships, net	$145,471	$156,059
Other intangible assets	5,257	7,108
	$150,728	$163,167
The following tables present details of customer relationships and related accumulated amortization as of June 30, 2024 and December 31, 2023:

	June 30, 2024
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(214,529)	$145,471

	December 31, 2023
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(203,941)	$156,059
During the three months ended June 30, 2024 and 2023, we recorded amortization expense for customer relationships of $5 million. During the six months ended June 30, 2024 and 2023, we recorded amortization expense for customer relationships of $11 million.